Basis of Presentation and Summary of Significant Accounting Policies (Details 1) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Brainlab Senior Secured Note Payable [Member]
Debt Instrument [Line Items]
Carrying Values	$ 2,027,500	$ 2,028,111
Estimated Fair Values	2,027,500	2,028,111
12% Junior Secured Notes Payable 2014 [Member]
Debt Instrument [Line Items]
Carrying Values	1,822,687	1,861,851
Estimated Fair Values	1,983,375	2,042,625
Junior Secured Notes Payable 2010 [Member]
Debt Instrument [Line Items]
Carrying Values	1,451,814	1,345,028
Estimated Fair Values	$ 2,858,412	$ 2,789,257